STOCKHOLDERS EQUITY (Narrative) (Details) (USD $)	9 Months Ended
	Dec. 31, 2013 Y	Mar. 31, 2013
Stockholders Equity 1		1,000,000
Stockholders Equity 2		$ 0.001
Stockholders Equity 3		84
Stockholders Equity 4		0
Stockholders Equity 5		100,000
Stockholders Equity 6		100.00%
Stockholders Equity 7		84
Stockholders Equity 8		84
Stockholders Equity 9		84
Stockholders Equity 10		84
Stockholders Equity 1	100,000,000
Stockholders Equity 2	20,000,000
Stockholders Equity 3	10,000,000
Stockholders Equity 4	$ 0.001
Stockholders Equity 5	20,000
Stockholders Equity 6	1,125,000,000
Stockholders Equity 7	0.001
Stockholders Equity 8	15
Stockholders Equity 9	1
Stockholders Equity 10	0.001
Stockholders Equity 11	109,500,000
Stockholders Equity 12	43,000,000
Stockholders Equity 13	100.00%
Stockholders Equity 14	75,000,000
Stockholders Equity 15	1,250,000
Stockholders Equity 16	$ 0.40
Stockholders Equity 17	500,000
Stockholders Equity 18	1,250,000
Stockholders Equity 19	$ 0.50
Stockholders Equity 20	$ 0.60
Stockholders Equity 21	1,312,500
Stockholders Equity 22	$ 0.40
Stockholders Equity 23	525,000
Stockholders Equity 24	2
Stockholders Equity 25	$ 0.50
Stockholders Equity 26	2
Stockholders Equity 27	$ 0.60
Stockholders Equity 28	225,000
Stockholders Equity 29	4,870
Stockholders Equity 30	574,675
Stockholders Equity 31	$ 0.40
Stockholders Equity 32	229,870
Stockholders Equity 33	2
Stockholders Equity 34	$ 0.50
Stockholders Equity 35	2
Stockholders Equity 36	$ 0.60
Stockholders Equity 37	200,000
Stockholders Equity 38	250,000
Stockholders Equity 39	$ 0.55
Stockholders Equity 40	65,000
Stockholders Equity 41	$ 0.327
Stockholders Equity 42	170,000
Stockholders Equity 43	$ 59,300